LEASES (Schedule of Lease liabilities) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)
Statement Line Items [Line Items]
Carrying amount at January 1, | ¥		¥ 803	¥ 1,803
Addition | ¥		1,439
Accretion of interest recognized during the year | ¥		38	60
Payments | ¥		(1,188)	(1,060)
Carrying amount at December 31, | ¥		¥ 1,092	803
Analyzed into:
Current portion | ¥			803	¥ 745
Non-current portion | ¥				¥ 347
USD [Member]
Statement Line Items [Line Items]
Carrying amount at January 1, | $	$ 123
Addition | $	220
Accretion of interest recognized during the year | $	6
Payments | $	(182)
Carrying amount at December 31, | $	167
Analyzed into:
Current portion | $	114
Non-current portion | $	$ 53